Investment Securities	12 Months Ended
Dec. 31, 2017
Investment Securities [Abstract]
Investment Securities
(3) Investment Securities

(a) Securities available for sale

The amortized cost and fair value of the securities available for sale are as follows:

(dollars in thousands)	December 31, 2017
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government sponsored enterprises	$139,890	27	2,066	137,851
State and political subdivisions	515	10	-	525
Mortgage backed securities and collateralized mortgage obligations - residential	320,614	84	4,715	315,983
Corporate bonds	40,270	-	108	40,162
Small Business Administration-guaranteed participation securities	68,921	-	1,862	67,059
Mortgage backed securities and collateralized mortgage obligations - commercial	9,810	-	110	9,700
Other	650	-	-	650
Total debt securities	580,670	121	8,861	571,930
Equities	35			35
Total securities available for sale	$580,705	121	8,861	571,965

(dollars in thousands)	December 31, 2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government sponsored enterprises	$119,887	-	2,621	117,266
State and political subdivisions	873	13	-	886
Mortgage backed securities and collateralized mortgage obligations - residential	378,068	123	5,883	372,308
Corporate bonds	40,956	-	251	40,705
Small Business Administration- guaranteed participation securities	81,026	-	2,527	78,499
Mortgage backed securities and collateralized mortgage obligations - commercial	10,130	-	119	10,011
Other	650	-	-	650
Total securities	631,590	136	11,401	620,325
Equities	35			35
Total securities available for sale	$631,625	136	11,401	620,360

The following table distributes the amortized cost and fair value of debt securities included in the available for sale portfolio as of December 31, 2017, based on the securities’ final maturity.  Actual maturities may differ because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.  Securities not due at a single maturity are shown separately:

(dollars in thousands)	Amortized Cost	Fair Value
Due in one year or less	$45,783	45,739
Due in one year through five years	135,483	133,390
Due after five years through ten years	59	59
Due after ten years	-	-
Mortgage backed securities and collateralized mortgage obligations - residential	320,614	315,983
Small Business Administration- guaranteed participation securities	68,921	67,059
Mortgage backed securities and collateralized mortgage obligations - commercial	9,810	9,700
	$580,670	571,930

Gross unrealized losses on securities available for sale and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position, were as follows:

(dollars in thousands)	December 31, 2017
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss
U.S. government sponsored enterprises	$29,734	266	98,090	1,800	127,824	2,066
Mortgage backed securities and collateralized mortgage obligations - residential	48,080	371	266,394	4,344	314,474	4,715
Corporate bonds	-	-	40,162	108	40,162	108
Small Business Administration- guaranteed participation securities	-	-	67,059	1,862	67,059	1,862
Mortgage backed securities and collateralized mortgage obligations - commercial	-		9,700	110	9,700	110

Total	$77,814	637	481,405	8,224	559,219	8,861

(dollars in thousands)	December 31, 2016
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss
U.S. government sponsored enterprises	$102,266	2,621	-	-	102,266	2,621
Mortgage backed securities and collateralized mortgage obligations - residential	359,622	5,766	4,713	117	364,335	5,883
Small Business Administration- guaranteed participation securities	40,705	251	-	-	40,705	251
Mortgage backed securities and collateralized mortgage obligations - commercial	64,560	1,960	13,940	567	78,500	2,527
	10,011	119	-	-	10,011	119
Total	$577,164	10,717	18,653	684	595,817	11,401

The proceeds from sales and calls of securities available for sale, gross realized gains and gross realized losses from sales and calls during 2017, 2016 and 2015 are as follows:

(dollars in thousands)	Year ended December 31,
	2017	2016	2015

Proceeds from sales	$-	44,829	22,945
Proceeds from calls	124,624	201,100	232,010
Gross realized gains	-	668	251
Gross realized losses	-	-	-

Tax expense recognized on net gains on sales of securities available for sale were approximately $267 thousand, and $100 thousand for the years ended December 31, 2016, and 2015, respectively.

The amount of securities that have been pledged to secure short-term borrowings and for other purposes amounted to $326.5 million and $264.8 million at December 31, 2017 and 2016, respectively.

(b) Held to maturity securities

The amortized cost and fair value of the held to maturity securities are as follows:

(dollars in thousands)	December 31, 2017
	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value

Mortgage backed securities and collateralized mortgage obligations - residential	$27,551	1,150	-	28,701
Corporate bonds	-	-	-	-
Total held to maturity	$27,551	1,150	-	28,701

(dollars in thousands)	December 31, 2016
	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value

Mortgage backed securities and collateralized mortgage obligations - residential	$35,500	1,736	-	37,236
Corporate bonds	9,990	300	-	10,290
Total held to maturity	$45,490	2,036	-	47,526

The following table distributes the debt securities included in the held to maturity portfolio as of December 31, 2017, based on the securities’ final maturity. Actual maturities may differ because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.  Securities not due at a single maturity date are shown separately.

(dollars in thousands)	Amortized Cost	Fair Value
Mortgage backed securities and collateralized mortgage obligations - residential	$27,551	28,701
	$27,551	28,701

There were no held to maturity securities with gross unrecognized losses as of December 31, 2017 and 2016.  There were no sales or transfers of held to maturity securities during 2017 and 2016.

(c) Concentrations

The Company has the following balances of securities held in the available for sale and held to maturity portfolios as of December 31, 2017 that represent greater than 10% of shareholders’ equity:

(dollars in thousands)	Amortized Cost	Fair Value
Federal Home Loan Mortgage Corporation	$112,564	111,183
Federal National Mortgage Association	260,882	257,386
Government National Mortgage Association	68,921	67,059
Small Business Administration	50,000	49,414

(d) Other-Than-Temporary-Impairment

Management evaluates securities for other-than-temporary impairment (“OTTI”) at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. The investment securities portfolio is evaluated for OTTI by segregating the portfolio by type and applying the appropriate OTTI model. Investment securities classified as available for sale or held-to-maturity are generally evaluated for OTTI under ASC 320 “Investments – Debt and Equity Securities.”

In determining OTTI under the FASB ASC 320 model, management considers many factors, including: (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, (3) whether the market decline was affected by macroeconomic conditions, and (4) whether the Company has the intent to sell the debt security or more likely than not will be required to sell the debt security before its anticipated recovery. The assessment of whether any other-than-temporary decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

When OTTI occurs, the amount of the OTTI recognized in earnings depends on whether management intends to sell the security or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis. If management intends to sell or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, the OTTI shall be recognized in earnings equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date. If management does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery of its amortized cost basis, the OTTI on debt securities shall be separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total OTTI related to the credit loss is determined based on the present value of cash flows expected to be collected and is recognized in earnings. The amount of the total OTTI related to other factors is recognized in other comprehensive income, net of applicable taxes. The previous amortized cost basis less the OTTI recognized in earnings becomes the new amortized cost basis of the investment.

As of December 31, 2017, the Company’s security portfolio included certain securities which were in an unrealized loss position, and are discussed below.

U.S. government sponsored enterprises

In the case of unrealized losses on U.S. government sponsored enterprises, because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2017.

Mortgage backed securities and collateralized mortgage obligations - residential

At December 31, 2017, all mortgage backed securities and collateralized mortgage obligations held by the Company were issued by U.S. government sponsored entities and agencies, primarily Ginnie Mae, Fannie Mae and Freddie Mac, institutions which the government has affirmed its commitment to support. Because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2017.

Corporate Bonds

At December 31, 2017, corporate bonds held by the Company are investment grade quality. Because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2017.

Small Business Administration (SBA) - guaranteed participation securities

At December 31, 2017, all of the SBA securities held by the Company were issued and guaranteed by U.S. Small Business Administration. Because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2017.

Mortgage backed securities and collateralized mortgage obligations - commercial

As of December 31, 2017, all of the mortgage backed securities and collateralized mortgage obligations held by the Company were issued by U.S. government sponsored entities and agencies, are current as to the payment of interest and principal and the Company expects to collect the full amount of the principal and interest payments. Because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2017.

As a result of the above analysis, for the year ended December 31, 2017, the Company did not recognize any other-than-temporary impairment losses for credit or any other reason.